Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of risk management [Abstract]
Probability weights applied to the scenarios of the forecasts of macroeconomic variables
As of December 31, 2021, the probability weights applied to the scenarios of the forecasts of macroeconomic variables is as follows (Unit: %):

	Basic Scenario	Upside Scenario	Downside Scenario
Probability weight	55.59	13.37	31.04

Disclosure in tabular form of macroeconomic forecasts for the forthcoming financial year
As of December 31, 2021, the forecasts of major macroeconomic variables by scenario are as follows (Unit:     %)

	Basic Scenario	Upside Scenario	Downside Scenario
GDP growth rate	3.00	3.22	2.60
Personal consumption expenditures price index rate	3.60	4.01	2.85
Consumer price index rate	2.00	2.10	1.82

Sensitivity anaysis on expected credit loss allowance due to changes in macroeconomic indicatiors
The results of Woori Bank’s sensitivity analysis on expected credit loss provisions due to changes in macroeconomic indicators as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

			December 31, 2020
Corporate	GDP growth rate	Increase by 1% point	(86,086)
		Decrease by 1% point	96,177
Retail	Consumer price index rate	Increase by 1% point	(15,807)
		Decrease by 1% point	17,119

			December 31, 2021
Corporate	GDP growth rate	Increase by 1% point	(68,140)
		Decrease by 1% point	74,495
	Personal consumption expenditures price index rate	Increase by 1% point	(40,654)
		Decrease by 1% point	43,028

Retail	GDP growth rate	Increase by 1% point	(8,798)
		Decrease by 1% point	9,163
	Consumer price index rate	Increase by 1% point	(29,469)
		Decrease by 1% point	34,352

Maximum exposure to credit risk by customer
The maximum exposure to credit risk as of December 31, 2020 and 2021 is as follows (Unit: Korean Won in millions):

		December 31, 2020	December 31, 2021
Loans and other financial assets at amortized cost (*1)	Korean treasury and government agencies	9,725,719	14,934,813
	Banks	19,493,189	24,733,020
	Corporates	114,131,994	131,027,256
	Consumers	176,755,176	191,237,783

	Sub-total	320,106,078	361,932,872

Financial assets at FVTPL (*2)	Deposit	48,796	65,072
	Debt securities	2,887,097	2,743,239
	Loans	676,291	667,467
	Derivative assets	6,901,742	4,803,131
	Others	—	1,518

	Sub-total	10,513,926	8,280,427

Financial assets at FVTOCI	Debt securities	28,948,141	38,126,977
Securities at amortized cost	Debt securities	17,020,839	17,086,274
Derivative assets	Derivative assets (Designated for hedging)	174,820	106,764
Off-balance accounts	Guarantees (*3)	11,809,456	12,987,809
	Loan commitments	112,088,680	114,414,462

	Sub-total	123,898,136	127,402,271

	Total	500,661,940	552,935,585

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2020 and 2021, the financial guarantee amounts of 4,163,382 million Won and 3,960,383 million Won are included, respectively.

Credit risk exposure by geographical areas
a) Credit risk exposure by geographical areas
The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2020
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	296,186,751	4,356,747	3,988,304	1,990,490	1,404,670	12,179,116	320,106,078
Securities at amortized cost	16,749,531	—	110,597	—	—	160,711	17,020,839
Financial assets at FVTPL	6,954,630	13,403	1,083,096	493,285	480,760	1,488,752	10,513,926
Financial assets at FVTOCI	25,966,333	608,893	1,092,636	5	5,460	1,274,814	28,948,141
Derivative assets (Designated for hedging)	—	—	165,458	3,740	—	5,622	174,820
Off-balance accounts	119,699,069	1,393,734	399,678	38,389	41,378	2,325,888	123,898,136

Total	465,556,314	6,372,777	6,839,769	2,525,909	1,932,268	17,434,903	500,661,940

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2021
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	338,674,446	5,620,622	3,742,331	212,821	811,030	12,871,622	361,932,872
Securities at amortized cost	16,785,265	92,880	27,018	—	—	181,111	17,086,274
Financial assets at FVTPL	6,150,464	1,330	1,188,358	195,048	61,315	683,912	8,280,427
Financial assets at FVTOCI	34,242,133	808,359	1,713,435	1,755	23,193	1,338,102	38,126,977
Derivative assets (Designated for hedging)	11,678	—	95,086	—	—	—	106,764
Off-balance accounts	123,375,839	1,001,430	375,929	31,116	32,402	2,585,555	127,402,271

Total	519,239,825	7,524,621	7,142,157	440,740	927,940	17,660,302	552,935,585

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

Credit risk exposure by industries
① The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2020 and 2021 (Unit: Korean Won in millions):

	December 31, 2020
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	56,627,927	35,933,953	35,450,774	3,493,000	172,116,780	16,483,644	320,106,078
Securities at amortized cost	492,172	6,691	8,926,909	302,225	—	7,292,842	17,020,839
Financial assets at FVTPL	301,296	234,712	8,520,127	32,240	14,619	1,410,932	10,513,926
Financial assets at FVTOCI	475,881	207,903	23,017,149	142,396	—	5,104,812	28,948,141
Derivative assets (Designated for hedging)	—	—	174,820	—	—	—	174,820
Off-balance accounts	18,828,656	21,460,581	12,086,935	4,060,358	62,477,117	4,984,489	123,898,136

Total	76,725,932	57,843,840	88,176,714	8,030,219	234,608,516	35,276,719	500,661,940

	December 31, 2021
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	67,895,018	37,679,784	45,540,602	4,303,491	185,972,844	20,541,133	361,932,872
Securities at amortized cost	479,291	—	7,061,770	250,607	—	9,294,606	17,086,274
Financial assets at FVTPL	115,346	146,277	6,646,922	13,623	1,836	1,356,423	8,280,427
Financial assets at FVTOCI	376,998	258,866	29,444,989	131,967	—	7,914,157	38,126,977
Derivative assets (Designated for hedging)	—	—	79,369	27,395	—	—	106,764
Off-balance accounts	18,565,570	18,994,662	11,763,667	3,900,766	67,966,826	6,210,780	127,402,271

Total	87,432,223	57,079,589	100,537,319	8,627,849	253,941,506	45,317,099	552,935,585

Financial assets and corporate loans by industries that might get affected by the spread of covid 19
② The detailed industries of financial assets and corporate loans that might get affected by the spread of
COVID-19
as of December 31, 2020 and 2021 are as follows and the industries that can be affected may change by future economic conditions (Unit: Korean Won in millions):
< Woori Bank >

			December 31, 2020
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	1,070,789	11,944	5,461
		General wholesale business	1,407,563	3,573	—
		Sub-total	2,478,352	15,517	5,461
		Accommodation business	1,525,157	9,305	5,471
		Travel business	59,858	—	—
		Art/sports, leisure service	1,467,643	17,739	—
		Food business	1,078,832	2,515	—
		Transportation business	395,873	461	8,752
		Education business	367,701	489	—
		Others	1,286,578	2,691	—

		Sub-total	8,659,994	48,717	19,684

Manufacturing		Textile	2,281,344	6,608	6,559
		Metal	1,390,290	47,903	—
		Non-metal	698,478	8,357	—
		Chemical	1,819,207	19,161	—
		Transportation	3,268,095	2,060	—
		Electronics	1,424,297	19,280	—
		Cosmetics	323,231	217	—
		Others	368,123	277	—
		Sub-total	11,573,065	103,863	6,559

Total			20,233,059	152,580	26,243

			December 31, 2020
			Off-balance accounts	Total
Service business	Distribution business	General retail business	897,101	1,985,295
		General wholesale business	483,360	1,894,496
		Sub-total	1,380,461	3,879,791
		Accommodation business	152,059	1,691,992
		Travel business	21,350	81,208
		Art/sports, leisure service	114,388	1,599,770
		Food business	135,680	1,217,027
		Transportation business	193,578	598,664
		Education business	48,064	416,254
		Others	318,641	1,607,910
		Sub-total	2,364,221	11,092,616
Manufacturing		Textile	1,064,005	3,358,516
		Metal	1,581,887	3,020,080
		Non-metal	377,506	1,084,341
		Chemical	3,233,405	5,071,773
		Transportation	2,183,616	5,453,771
		Electronics	1,789,605	3,233,182
		Cosmetics	54,518	377,966
		Others	1,483,551	1,851,951
		Sub-total	11,768,093	23,451,580

Total			14,132,314	34,544,196

			December 31, 2021
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	754,850	274	—
		General wholesale business	809,893	221	—
		Sub-total	1,564,743	495	—
		Accommodation business	1,441,185	625	23,840
		Travel business	53,302	—	—
		Art/sports, leisure service	600,746	503	—
		Food business	1,279,128	216	—
		Transportation business	404,120	77	—
		Others	1,050,229	599	—
		Sub-total	6,393,453	2,515	23,840
Manufacturing		Textile	2,626,493	724	10,718
		Metal	199,877	10	—
		Non-metal	148,471	24	—
		Chemical	904,563	1,994	—
		Electronics	103,510	31	—
		Others	191,865	—	—
		Sub-total	4,174,779	2,783	10,718

Total			10,568,232	5,298	34,558

			December 31, 2021
			Off-balance accounts	Total
Service business	Distribution business	General retail business	299,064	1,054,188
		General wholesale business	237,678	1,047,792
		Sub-total	536,742	2,101,980
		Accommodation business	181,563	1,647,213
		Travel business	12,455	65,757
		Art/sports, leisure service	63,660	664,909
		Food business	179,799	1,459,143
		Transportation business	167,883	572,080
		Others	191,837	1,242,665
		Sub-total	1,333,939	7,753,747
Manufacturing		Textile	1,012,989	3,650,924
		Metal	9,704	209,591
		Non-metal	48,171	196,666
		Chemical	689,895	1,596,452
		Electronics	33,389	136,930
		Others	87,587	279,452
		Sub-total	1,881,735	6,070,015

Total			3,215,674	13,823,762

< Woori Card Co., Ltd. >

	December 31, 2020
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	4,959	—	—	12,315	17,274
Travel business	2,175	—	—	25,367	27,542
Aviation	479	—	—	4,179	4,658
Cosmetics industry	2,462	—	—	13,376	15,838
Distribution business	8,050	—	—	44,354	52,404
Food industry	33,084	—	—	163,711	196,795
Art/sports, leisure service	6,156	—	—	51,962	58,118
Total	57,365	—	—	315,264	372,629

	December 31, 2021
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	2,341	—	—	11,472	13,813
Travel business	3,334	—	—	20,056	23,390
Aviation	983	—	—	4,025	5,008
Cosmetics industry	3,187	—	—	10,692	13,879
Distribution business	7,582	—	—	38,741	46,323
Food industry	30,267	—	—	122,793	153,060
Art/sports, leisure service	8,336	—	—	44,286	52,622
Total	56,030	—	—	252,065	308,095
<Woori Financial Capital Co., Ltd.>

			December 31, 2020
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	8,978	—	—
		General wholesale business	57,587	—	—
		Sub-total	66,565	—	—
		Accommodation business	6,292	—	—
		Travel business	1,293	—	—
		Art/sports, leisure service	615	—	—
		Food business	21,774	—	—
		Transportation business	28,270	—	—
		Education business	1,132	—	—
		Others	365,860	27,364	—
		Sub-total	491,801	27,364	—
Manufacturing		Textile	29,415	—	—
		Metal	17,963	—	—
		Non-metal	4,780	—	—
		Chemical	2,501	—	—
		Transportation	52,514	—	—
		Electronics	12,665	—	—
		Others	5,335	—	—
		Sub-total	125,173	—	—
Total COVID-19 vulnerable business			616,974	27,364	—
Other business		Others	6,202,754	225,078	—

Total			6,819,728	252,442	—

			December 31, 2020
			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	8,978
		General wholesale business	—	57,587
		Sub-total	—	66,565
		Accommodation business	—	6,292
		Travel business	—	1,293
		Art/sports, leisure service	—	615
		Food business	—	21,774
		Transportation business	—	28,270
		Education business	—	1,132
		Others	38,681	431,905
		Sub-total	38,681	557,846
Manufacturing		Textile	—	29,415
		Metal	3,365	21,328
		Non-metal	—	4,780
		Chemical	—	2,501
		Transportation	—	52,514
		Electronics	—	12,665
		Others	—	5,335
		Sub-total	3,365	128,538
Total COVID-19 vulnerable business			42,046	686,384
Other business		Others	333,766	6,761,598

Total			375,812	7,447,982

			December 31, 2021
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	77,841	—	—
		General wholesale business	292,832	—	—
		Sub-total	370,673	—	—
		Accommodation business	7,338	—	—
		Travel business	57	—	—
		Art/sports, leisure service	8,544	—	—
		Food business	125,075	—	—
		Transportation business	598,972	—	—
		Education business	22,118	—	—
		Others	102,787	—	—
		Sub-total	1,235,564	—	—
Manufacturing		Textile	727	—	—
		Metal	2,824	—	—
		Non-metal	698	—	—
		Chemical	172	—	—
		Transportation	438	—	—
		Electronics	3,993	—	—
		Cosmetics	685	—	—
		Others	108,540	—	—
		Sub-total	118,077	—	—
Total COVID-19 vulnerable business			1,353,641	—	—
Other business		Others	6,489,394	28,222	—

Total			7,843,035	28,222	—

			December 31, 2021
			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	77,841
		General wholesale business	—	292,832
		Sub-total	—	370,673
		Accommodation business	—	7,338
		Travel business	—	57
		Art/sports, leisure service	—	8,544
		Food business	—	125,075
		Transportation business	—	598,972
		Education business	—	22,118
		Others	140,549	243,336
		Sub-total	140,549	1,376,113
Manufacturing		Textile	—	727
		Metal	—	2,824
		Non-metal	—	698
		Chemical	—	172
		Transportation	—	438
		Electronics	—	3,993
		Cosmetics	—	685
		Others	13,432	121,972
		Sub-total	13,432	131,509
Total COVID-19 vulnerable business			153,981	1,507,622
Other business		Others	812,597	7,330,213

Total			966,578	8,837,835

< Woori Investment Bank Co., Ltd. >

	December 31, 2020
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	44,900	—	—	—	44,900
Distribution business	15,716	20,000	—	—	35,716
Art/sports, leisure service	28,000	—	—	—	28,000
Total	88,616	20,000	—	—	108,616

	December 31, 2021
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	57,142	—	—	—	57,142
Distribution business	12,885	—	—	—	12,885
Art/sports, leisure service	31,772	—	—	—	31,772
Total	101,799	—	—	—	101,799

The maximum exposure to credit risk of financial assets, except for financial assets at FVTPL and derivative asset
The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (Designated for hedging) as of December 31, 2020 and 2021 is as follows (Unit: Korean Won in millions):

	December 31, 2020
	Stage 1		Stage 2		Stage 3	Total	Allowance for credit losses	Total, net
	Above appropriate credit rating (*1)	Less than a limited credit rating (*3)	Above appropriate credit rating (*2)	Less than a limited credit rating (*3)
Loans and other financial assets at amortized cost	278,729,012	21,249,885	10,356,251	10,143,839	1,623,276	322,102,263	(1,996,185)	320,106,078
Korean treasury and government agencies	9,674,891	1,063	52,279	—	—	9,728,233	(2,514)	9,725,719
Banks	19,301,570	105,890	75,876	—	25,598	19,508,934	(15,745)	19,493,189
Corporates	93,889,922	14,873,376	1,890,564	3,860,389	839,234	115,353,485	(1,221,491)	114,131,994
General business	61,082,336	9,013,955	1,349,053	2,585,868	576,078	74,607,290	(869,744)	73,737,546
Small- and medium-sized enterprise	27,504,992	5,415,312	538,909	1,207,706	227,003	34,893,922	(304,077)	34,589,845
Project financing and others	5,302,594	444,109	2,602	66,815	36,153	5,852,273	(47,670)	5,804,603
Consumers	155,862,629	6,269,556	8,337,532	6,283,450	758,444	177,511,611	(756,435)	176,755,176
Securities at amortized cost	17,025,405	—	—	—	—	17,025,405	(4,566)	17,020,839
Financial assets at FVTOCI (*3)	28,789,281	158,860	—	—	—	28,948,141	(9,631)	28,948,141

Total	324,543,698	21,408,745	10,356,251	10,143,839	1,623,276	368,075,809	(2,010,382)	366,075,058

	December 31, 2020
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	187,731,443	15,677,871	696,709	204,106,023
Korean treasury and government agencies	19,280	—	—	19,280
Banks	1,003,971	—	—	1,003,971
Corporates	62,817,305	3,963,101	400,340	67,180,746
General business	35,578,470	2,670,480	271,815	38,520,765
Small- and medium-sized enterprise	25,404,002	1,290,941	118,265	26,813,208
Project financing and others	1,834,833	1,680	10,260	1,846,773
Consumers	123,890,887	11,714,770	296,369	135,902,026
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—

Total	187,731,443	15,677,871	696,709	204,106,023

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because loss allowance does not reduce the carrying amount.

	December 31, 2021
	Stage 1		Stage 2		Stage 3	Total	Allowance for credit losses	Total, net
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Loans and other financial assets at amortized cost	316,364,525	22,734,430	13,270,491	10,190,307	1,332,644	363,892,397	(1,959,525)	361,932,872
Korean treasury and government agencies	14,938,718	9	9	—	—	14,938,736	(3,923)	14,934,813
Banks	24,186,246	492,447	46,373	—	23,509	24,748,575	(15,555)	24,733,020
Corporates	108,917,062	15,952,017	2,698,907	3,963,782	658,923	132,190,691	(1,163,435)	131,027,256
General business	68,767,641	9,010,115	1,886,740	2,597,136	438,537	82,700,169	(785,908)	81,914,261
Small- and medium-sized enterprise	33,306,787	6,459,338	790,750	1,353,313	156,440	42,066,628	(322,635)	41,743,993
Project financing and others	6,842,634	482,564	21,417	13,333	63,946	7,423,894	(54,892)	7,369,002
Consumers	168,322,499	6,289,957	10,525,202	6,226,525	650,212	192,014,395	(776,612)	191,237,783
Securities at amortized cost	17,091,509	—	—	—	—	17,091,509	(5,235)	17,086,274
Financial assets at FVTOCI (*3)	37,917,922	209,055	—	—	—	38,126,977	(12,146)	38,126,977

Total	371,373,956	22,943,485	13,270,491	10,190,307	1,332,644	419,110,883	(1,976,906)	417,146,123

	December 31, 2021
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	208,188,057	18,098,940	643,183	226,930,180
Korean treasury and government agencies	20,679	—	—	20,679
Banks	1,287,055	—	—	1,287,055
Corporates	74,403,502	4,796,510	351,837	79,551,849
General business	40,288,663	3,120,790	220,792	43,630,245
Small- and medium-sized enterprise	30,852,567	1,675,720	80,830	32,609,117
Project financing and others	3,262,272	—	50,215	3,312,487
Consumers	132,476,821	13,302,430	291,346	146,070,597
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—

Total	208,188,057	18,098,940	643,183	226,930,180

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because loss allowance does not reduce the carrying amount.

Credit quality of the guarantees and loan commitments
The credit quality of the guarantees and loan commitments as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Guarantees	10,152,900	1,382,592	11,504	191,962	70,498	11,809,456
Loan Commitments	105,108,967	4,045,595	1,951,649	977,185	5,284	112,088,680

Total	115,261,867	5,428,187	1,963,153	1,169,147	75,782	123,898,136

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2021
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Guarantees	11,560,908	1,037,142	47,549	275,166	67,044	12,987,809
Loan Commitments	107,916,434	3,591,413	2,072,348	832,173	2,094	114,414,462

Total	119,477,342	4,628,555	2,119,897	1,107,339	69,138	127,402,271

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.

Value at risk analysis for trading activities
The minimum, maximum and average VaR of the Bank for the year December 31, 2020 and 2021, and the VaR of the Bank as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	For the year ended December 31, 2020			December 31, 2021	For the year ended December 31, 2021
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	6,815	7,959	15,065	2,427	4,177	4,681	14,017	2,405
Stock price	2,283	5,783	14,394	1,982	2,972	3,637	6,676	1,609
Foreign currencies	11,160	8,814	11,233	4,613	5,904	6,745	13,144	4,747
Diversification	(11,087)	(11,175)	(18,796)	(3,452)	(6,072)	(7,300)	(20,006)	(3,627)

Total VaR (*)	9,171	11,381	21,896	5,570	6,981	7,763	13,831	5,134

(*)	VaR (Value at Risk): Retention period of 1day, Maximum expected losses under 99% level of confidence.

Economic value of equity and net interest income for assets and liabilities based on interest rate risk in banking book
For assets and liabilities as of December 31, 2020 and 2021 that include bank, consolidated trusts and subsidiaries of the bank, details of ΔEVE and ΔNII calculated based on interest rate risk in banking book (IRRBB) are as follows (Unit: Korean Won in millions):

	December 31, 2020 (*3)		December 31, 2021
	Δ EVE (*1)	Δ NII (*2)	Δ EVE (*1)	Δ NII (*2)
Woori Bank	634,596	66,138	920,290	195,186
Woori Card Co., Ltd.	—	—	126,576	59,114
Woori Financial Capital Co., Ltd.	—	—	58,794	1,384
Woori Investment Bank Co., Ltd.	—	—	17,607	5,556
Woori Asset Trust Co., Ltd.	—	—	820	1,709
Woori Asset Management Corp.	—	—	1,411	504
Woori Savings Bank	—	—	15,175	949
Woori Private Equity Asset Management Co., Ltd.	—	—	32	59
Woori Global Asset Management Co., Ltd.	—	—	246	143

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income
(*3)	As of December 31, 2020, for the remaining subsidiaries except the bank, consolidated trusts, and consolidated subsidiaries of the bank, EVE and NII were not calculated.

Interest earning at risk and interest value at risk calculated based on BIS framework for subsidiaries other than the Bank and consolidated trusts
For the remaining subsidiaries except the bank, consolidated trusts, and consolidated subsidiaries of the bank as of December 31, 2020, the interest rate EaR and VaR calculated based on the BIS Framework are as follows (Unit: Korean Won in millions):

	December 31, 2020
	EaR (*1)	VaR (*2)
Woori Card Co., Ltd.	106,645	157,085
Woori Financial Capital Co., Ltd.	3,701	12,550
Woori Investment Bank Co., Ltd.	1,479	5,005
Woori Asset Trust Co., Ltd.	3,211	398
Woori Asset Management Corp.	64	493
Woori Private Equity Asset Management Co., Ltd.	193	37
Woori Global Asset Management Co., Ltd.	119	318

(*1)	EaR (Earning at Risk): Change of maximum expected income and expense
(*2)	VaR (Value at Risk): Maximum expected losses

Cash flows of principal amounts and interests from interest bearing assets and liabilities by each re-pricing date
The Group estimates and manages risks related to changes in interest rate due to the difference in the maturities of interest-bearing assets and liabilities and discrepancies in the terms of interest rates. Cash flows (both principal and interest), interest bearing assets and liabilities, presented by each re-pricing
date, are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	177,214,415	54,035,826	12,410,513	11,140,520	64,799,854	5,170,572	324,771,700
Financial assets at FVTPL	609,542	263,510	91,791	94,879	150,148	13,239	1,223,109
Financial assets at FVTOCI	4,344,718	3,339,086	3,751,882	2,915,238	14,648,033	473,124	29,472,081
Securities at amortized cost	1,372,094	1,471,309	933,715	1,869,352	11,080,632	1,018,002	17,745,104

Total	183,540,769	59,109,731	17,187,901	16,019,989	90,678,667	6,674,937	373,211,994

Liability:
Deposits due to customers	127,557,303	46,471,099	35,455,403	29,354,652	52,395,811	50,655	291,284,923
Borrowings	11,223,338	2,832,846	1,126,728	949,892	3,828,384	452,495	20,413,683
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,026	39,224,735

Total	142,026,874	52,700,372	40,511,477	33,800,459	78,123,983	3,760,176	350,923,341

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	205,915,030	58,661,091	14,461,769	12,840,318	62,337,321	5,204,605	359,420,134
Financial assets at FVTPL	1,725,063	52,361	49,843	17,817	223,107	13,501	2,081,692
Financial assets at FVTOCI	5,489,649	4,741,319	3,915,011	4,139,102	19,962,071	634,111	38,881,263
Securities at amortized cost	1,297,865	847,134	813,405	949,475	11,990,559	2,116,986	18,015,424

Total	214,427,607	64,301,905	19,240,028	17,946,712	94,513,058	7,969,203	418,398,513

Liability:
Deposits due to customers	145,744,829	47,792,440	33,334,918	28,615,157	62,635,705	59,155	318,182,204
Borrowings	11,422,868	4,168,941	1,788,597	1,540,533	5,119,291	428,660	24,468,890
Debentures	8,325,421	3,035,764	3,203,743	3,174,902	25,036,943	3,342,284	46,119,057

Total	165,493,118	54,997,145	38,327,258	33,330,592	92,791,939	3,830,099	388,770,151

Foreign currency risk exposure of financial instruments in foreign currency
Financial instruments in foreign currencies exposed to currency risk as of December 31, 2020 and 2021 are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2020
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	5,584	6,074,879	22,832	240,710	4,580	764,686	115	154,154	501,900	7,736,329
Loans and other financial assets at amortized cost	21,687	23,595,957	172,782	1,821,554	24,230	4,045,435	2,001	2,678,382	4,857,438	36,998,766
Financial assets at FVTPL	280	304,146	18,855	198,781	73	11,989	248	332,182	88,745	935,843
Financial assets at FVTOCI	2,741	2,981,832	—	—	2,601	434,258	37	49,789	565,893	4,031,772
Securities at amortized cost	319	347,570	—	—	—	—	34	45,197	115,534	508,301

Total	30,611	33,304,384	214,469	2,261,045	31,484	5,256,368	2,435	3,259,704	6,129,510	50,211,011

Liability
Financial liabilities at FVTPL	426	463,678	14,493	152,792	—	—	158	211,525	115,429	943,424
Deposits due to customers	16,664	18,130,448	220,153	2,320,983	26,733	4,463,300	1,532	2,050,400	3,443,631	30,408,762
Borrowings	5,657	6,154,464	48,446	510,750	—	—	590	789,955	697,234	8,152,403
Debentures	3,973	4,322,800	—	—	—	—	—	—	444,711	4,767,511
Other financial liabilities	2,381	2,590,147	6,705	70,690	1,853	309,319	64	85,553	193,128	3,248,837

Total	29,101	31,661,537	289,797	3,055,215	28,586	4,772,619	2,344	3,137,433	4,894,133	47,520,937

Off-balance accounts	7,441	8,095,297	24,992	263,478	3,007	502,106	533	712,846	556,988	10,130,715

	December 31, 2021
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	3,176	3,765,460	15,834	163,131	1,236	230,188	94	125,513	826,870	5,111,162
Loans and other financial assets at amortized cost	28,771	34,108,109	164,976	1,679,982	23,733	4,420,551	2,329	3,126,363	5,749,685	49,084,690
Financial assets at FVTPL	468	556,296	14,618	150,596	—	—	327	438,662	71,369	1,216,923
Financial assets at FVTOCI	3,195	3,787,466	—	—	3,899	726,310	33	44,638	741,348	5,299,762
Securities at amortized cost	240	283,935	—	—	499	92,917	29	39,142	138,422	554,416

Total	35,850	42,501,266	195,428	1,993,709	29,367	5,469,966	2,812	3,774,318	7,527,694	61,266,953

Liability
Financial liabilities at FVTPL	274	324,420	16,384	168,798	—	—	239	321,354	203,523	1,018,095
Deposits due to customers	19,803	23,476,384	219,514	2,261,520	26,342	4,906,441	1,640	2,201,233	4,798,322	37,643,900
Borrowings	5,766	6,835,191	31,601	325,745	—	—	349	469,124	1,395,597	9,025,657
Debentures	3,566	4,228,055	—	—	—	—	—	—	341,621	4,569,676
Other financial liabilities	2,739	3,247,454	10,673	109,958	2,658	495,125	335	449,897	211,392	4,513,826

Total	32,148	38,111,504	278,172	2,866,021	29,000	5,401,566	2,563	3,441,608	6,950,455	56,771,154

Off-balance accounts	8,047	9,540,185	32,777	337,685	2,533	471,852	598	803,357	1,250,186	12,403,265

Cash flows of principals and interests of non-derivative financial liabilities by remaining contractual maturities
a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	64,183	135,232	42,418	112,102	—	—	353,935
Deposits due to customers	191,660,253	34,349,298	25,213,410	31,144,452	9,230,904	1,793,143	293,391,460
Borrowings	10,159,819	2,524,572	1,714,490	1,866,810	4,177,634	463,376	20,906,701
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,228	39,224,937
Lease liabilities	53,429	44,551	40,809	34,761	201,113	34,780	409,443
Other financial liabilities	8,121,978	70,277	10,294	10,897	451,096	2,142,772	10,807,314

Total	213,305,895	40,520,357	30,950,767	36,664,937	35,960,535	7,691,299	365,093,790

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	100,976	10,397	91,785	107,230	—	—	310,388
Deposits due to customers	224,881,863	32,559,199	20,290,566	31,768,748	9,213,279	1,615,198	320,328,853
Borrowings	9,477,536	4,366,223	2,415,548	2,494,732	5,800,815	440,506	24,995,360
Debentures	3,068,600	4,201,926	5,316,672	5,371,869	24,982,746	3,342,284	46,284,097
Lease liabilities	41,731	53,245	30,148	25,494	156,228	38,275	345,121
Other financial liabilities	17,614,313	290,584	12,190	11,894	610,514	1,999,198	20,538,693

Total	255,185,019	41,481,574	28,156,909	39,779,967	40,763,582	7,435,461	412,802,512

Cash flows from principals and interests of non-derivative financial liabilities by expected maturities

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	68,909	131,496	41,428	112,102	—	—	353,935
Deposits due to customers	199,931,480	35,912,096	23,924,403	25,477,917	7,582,278	105,413	292,933,587
Borrowings	10,159,819	2,524,572	1,714,490	1,866,810	4,177,634	463,376	20,906,701
Debentures	3,246,233	3,396,427	3,929,346	3,495,915	21,899,788	3,257,228	39,224,937
Lease liabilities	53,429	44,894	40,949	35,074	208,125	36,950	419,421
Other financial liabilities	8,121,978	70,277	10,294	10,897	451,096	2,142,772	10,807,314

Total	221,581,848	42,079,762	29,660,910	30,998,715	34,318,921	6,005,739	364,645,895

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	100,976	10,397	91,785	107,230	—	—	310,388
Deposits due to customers	230,823,884	33,705,990	20,107,790	27,331,774	7,871,688	89,643	319,930,769
Borrowings	9,477,536	4,366,223	2,415,548	2,494,732	5,800,815	440,506	24,995,360
Debentures	3,068,600	4,201,926	5,316,672	5,371,869	24,982,746	3,342,284	46,284,097
Lease liabilities	41,716	53,260	30,216	25,653	162,092	41,814	354,751
Other financial liabilities	17,614,313	290,584	12,190	11,894	610,514	1,999,198	20,538,693

Total	261,127,025	42,628,380	27,974,201	35,343,152	39,427,855	5,913,445	412,414,058

Cash flow of derivative financial liabilities by maturities
The cash flow by the maturity of derivative financial liabilities as of December 31, 2020 and 2021 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2020	Cash flow risk hedge	2,655	6,004	515	239	55,744	—	65,157
	Fair value risk hedge	255	(302)	233	(287)	126	—	25
	Trading purpose	6,460,472	—	—	—	—	—	6,460,472
December 31, 2021	Cash flow risk hedge	246	(206)	(502)	(717)	(2,744)	(4,053)	(7,976)
	Fair value risk hedge	(1,656)	598	(940)	1,392	21,552	—	20,946
	Trading purpose	4,566,443	—	—	—	—	—	4,566,443

Maturity analysis of off-balance accounts
A financial guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. The loan commitment represents the limit if the Group has promised a credit to the customer. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for financial guarantees, such as guarantees for debentures issued or loans, unused loan commitments, and other guarantees, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance
accounts are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Guarantees	11,809,456	12,987,809
Loan commitments	112,088,680	114,414,462
Other commitments	4,933,086	3,427,331

Capital adequacy ratio
Details of the Group’s capital adequacy ratio as of December 31,2020 and 2021 are as follows (Unit: Korean Won in millions):

Details	December 31, 2020	December 31, 2021
Common Equity Tier 1 capital	19,828,094	21,948,988
Other Tier 1 capital	3,533,648	3,592,591
Tier 2 capital	4,086,035	3,399,065

Total risk-adjusted capital	27,447,777	28,940,644

Risk-weighted assets for credit risk	178,114,590	171,199,840
Risk-weighted assets for market risk	6,086,905	6,388,428
Risk-weighted assets for operational risk	14,067,185	14,914,801

Total risk-weighted assets	198,268,680	192,503,069

Common Equity Tier 1 ratio	10.00%	11.40%

Tier 1 capital ratio	11.78%	13.27%

Total capital ratio	13.84%	15.03%